UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments:

Putnam VT Research Fund

The fund's portfolio
3/31/14 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Aerospace and defense (4.2%)

Airbus Group NV (France)	1,166	$83,514

Embraer SA ADR (Brazil)	273	9,689

General Dynamics Corp.	8,012	872,667

Honeywell International, Inc.	3,290	305,180

L-3 Communications Holdings, Inc.	2,254	266,310

Northrop Grumman Corp.	3,115	384,329

Raytheon Co.	940	92,863

Rockwell Collins, Inc.(S)	837	66,684

United Technologies Corp.	2,528	295,372

		2,376,608
Airlines (1.1%)

American Airlines Group, Inc.(NON)	1,500	54,900

China Southern Airlines Co., Ltd. (China)	428,000	139,052

Delta Air Lines, Inc.	7,821	270,998

Spirit Airlines, Inc.(NON)	3,066	182,120

		647,070
Auto components (0.2%)

Johnson Controls, Inc.	1,800	85,176

TRW Automotive Holdings Corp.(NON)	357	29,138

		114,314
Automobiles (0.4%)

Ford Motor Co.	4,873	76,019

General Motors Co.	4,117	141,707

		217,726
Banks (6.5%)

Ally Financial, Inc.	12	98,700

Bank of America Corp.	44,886	772,039

Citigroup, Inc.	6,168	293,597

JPMorgan Chase & Co.	15,341	931,352

KeyCorp	14,804	210,809

Regions Financial Corp.	26,105	290,027

U.S. Bancorp	1,140	48,860

Wells Fargo & Co.	21,336	1,061,253

		3,706,637
Beverages (2.0%)

Brown-Forman Corp. Class B	472	42,334

Coca-Cola Enterprises, Inc.	881	42,077

Dr. Pepper Snapple Group, Inc.	4,744	258,358

Monster Beverage Corp.(NON)	3,431	238,283

PepsiCo, Inc.	6,236	520,706

		1,101,758
Biotechnology (2.4%)

Celgene Corp.(NON)	2,775	387,390

Gilead Sciences, Inc.(NON)	9,428	668,068

InterMune, Inc.(NON)	3,094	103,556

Retrophin, Inc.(NON)	5,107	108,626

Vertex Pharmaceuticals, Inc.(NON)	1,115	78,853

		1,346,493
Building products (0.1%)

Allegion PLC (Ireland)	345	17,999

Fortune Brands Home & Security, Inc.	317	13,339

		31,338
Capital markets (2.5%)

Ameriprise Financial, Inc.	1,479	162,794

Carlyle Group LP (The) (Partnership shares)	5,578	196,011

Charles Schwab Corp. (The)	13,573	370,950

Fortress Investment Group, LLC Class A	2,937	21,734

Invesco, Ltd.	1,457	53,909

KKR & Co. LP	10,030	229,085

Morgan Stanley	6,255	194,968

State Street Corp.	2,741	190,637

		1,420,088
Chemicals (3.0%)

Agrium, Inc. (Canada)(S)	670	65,338

Axiall Corp.	864	38,811

Chemtura Corp.(NON)	2,779	70,281

Dow Chemical Co. (The)(S)	6,707	325,893

Ecolab, Inc.	1,407	151,942

Huntsman Corp.	3,786	92,454

LyondellBasell Industries NV Class A	2,485	221,016

Monsanto Co.	2,928	333,119

Potash Corp. of Saskatchewan, Inc. (Canada)	1,861	67,319

Solvay SA (Belgium)	461	72,369

Symrise AG (Germany)	2,921	145,914

Tronox, Ltd. Class A	573	13,620

Wacker Chemie AG (Germany)	521	63,615

		1,661,691
Commercial services and supplies (0.2%)

Tyco International, Ltd.	2,154	91,330

		91,330
Communications equipment (1.5%)

Cisco Systems, Inc.	10,200	228,582

Juniper Networks, Inc.(NON)	5,443	140,212

Qualcomm, Inc.	5,809	458,098

		826,892
Construction materials (0.1%)

Eagle Materials, Inc.	144	12,767

Martin Marietta Materials, Inc.(S)	311	39,917

		52,684
Consumer finance (1.2%)

American Express Co.	4,765	428,993

Discover Financial Services	2,246	130,695

Santander Consumer USA Holdings, Inc.(NON)	5,366	129,213

		688,901
Containers and packaging (0.4%)

MeadWestvaco Corp.	3,496	131,589

Sealed Air Corp.	2,082	68,435

		200,024
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)	3,220	125,934

		125,934
Diversified financial services (1.0%)

Berkshire Hathaway, Inc. Class B(NON)	2,536	316,924

CME Group, Inc.	3,136	232,095

		549,019
Diversified telecommunication services (1.4%)

AT&T, Inc.	7,411	259,904

Verizon Communications, Inc.	11,645	553,953

		813,857
Electric utilities (1.4%)

American Electric Power Co., Inc.	2,512	127,258

Duke Energy Corp.	2,335	166,299

Edison International	3,004	170,056

Exelon Corp.	339	11,377

FirstEnergy Corp.	4,171	141,939

NextEra Energy, Inc.	1,864	178,236

PPL Corp.	493	16,338

		811,503
Electrical equipment (0.1%)

Eaton Corp PLC	591	44,396

		44,396
Electronic equipment, instruments, and components (0.9%)

Amphenol Corp. Class A	693	63,513

Anixter International, Inc.	2,741	278,266

Corning, Inc.(S)	4,340	90,359

TE Connectivity, Ltd.	1,411	84,956

		517,094
Energy equipment and services (2.1%)

Baker Hughes, Inc.	559	36,346

Halliburton Co.	6,748	397,390

Petrofac, Ltd. (United Kingdom)	7,595	182,080

Rowan Cos. PLC Class A(NON)	1,718	57,862

Schlumberger, Ltd.	4,913	479,018

SPT Energy Group, Inc. (China)	90,000	44,429

		1,197,125
Food and staples retail (1.7%)

Costco Wholesale Corp.	2,371	264,793

CVS Caremark Corp.	3,992	298,841

Wal-Mart Stores, Inc.	3,597	274,919

Whole Foods Market, Inc.(S)	1,822	92,394

		930,947
Food products (1.5%)

ConAgra Foods, Inc.	1	31

General Mills, Inc.	289	14,976

Hershey Co. (The)	369	38,524

Hillshire Brands Co.	1,980	73,775

JM Smucker Co. (The)	526	51,148

Kellogg Co.	1,661	104,161

Kraft Foods Group, Inc.	2,425	136,043

Mead Johnson Nutrition Co.	1,499	124,627

Mondelez International, Inc. Class A	6,432	222,226

Pinnacle Foods, Inc.	1,068	31,890

S&W Seed Co.(NON)(S)	3,240	24,008

Tyson Foods, Inc. Class A	157	6,910

		828,319
Health-care equipment and supplies (2.0%)

Abbott Laboratories	3,222	124,079

Baxter International, Inc.	3,316	243,991

Boston Scientific Corp.(NON)	3,640	49,213

Covidien PLC(S)	1,439	105,997

Intuitive Surgical, Inc.(NON)	61	26,717

Medtronic, Inc.	1,833	112,803

St. Jude Medical, Inc.	3,333	217,945

Tornier NV (Netherlands)(NON)	3,825	81,167

Zimmer Holdings, Inc.(S)	1,507	142,532

		1,104,444
Health-care providers and services (2.5%)

Aetna, Inc.	2,848	213,515

Catamaran Corp.(NON)	919	41,134

CIGNA Corp.	648	54,257

Community Health Systems, Inc.(NON)	2,285	89,503

Express Scripts Holding Co.(NON)	1,309	98,293

HCA Holdings, Inc.(NON)	1,706	89,565

Humana, Inc.	1,110	125,119

LifePoint Hospitals, Inc.(NON)	1,603	87,444

McKesson Corp.	741	130,838

UnitedHealth Group, Inc.	3,770	309,102

WellCare Health Plans, Inc.(NON)	1,291	82,004

WellPoint, Inc.	687	68,391

		1,389,165
Hotels, restaurants, and leisure (1.6%)

Bloomin' Brands, Inc.(NON)	1,570	37,837

Hilton Worldwide Holdings, Inc.(NON)(S)	3,428	76,239

Marriott International, Inc. Class A(S)	2,183	122,292

McDonald's Corp.	2,073	203,216

Penn National Gaming, Inc.(NON)	4,681	57,670

Starbucks Corp.	2,302	168,921

Vail Resorts, Inc.	1,385	96,535

Wyndham Worldwide Corp.	2,227	163,083

		925,793
Household durables (0.8%)

D.R. Horton, Inc.	3,839	83,114

PulteGroup, Inc.	7,351	141,066

Whirlpool Corp.	1,400	209,244

		433,424
Independent power and renewable electricity producers (0.6%)

AES Corp.	1,996	28,503

Calpine Corp.(NON)	6,953	145,387

NRG Energy, Inc.	4,955	157,569

		331,459
Industrial conglomerates (2.4%)

General Electric Co.	33,754	873,891

Siemens AG (Germany)	3,440	463,011

		1,336,902
Insurance (2.7%)

American International Group, Inc.	6,326	316,363

Assured Guaranty, Ltd.	4,126	104,470

Chubb Corp. (The)	829	74,030

Genworth Financial, Inc. Class A(NON)	10,012	177,513

Hartford Financial Services Group, Inc. (The)	4,474	157,798

Lincoln National Corp.	2,044	103,569

Marsh & McLennan Cos., Inc.	3,486	171,860

MetLife, Inc.	5,843	308,510

Travelers Cos., Inc. (The)	1,205	102,546

		1,516,659
Internet and catalog retail (1.9%)

Amazon.com, Inc.(NON)	1,554	522,952

Ctrip.com International, Ltd. ADR (China)(NON)	2,155	108,655

Groupon, Inc.(NON)	7,602	59,600

Netflix, Inc.(NON)	171	60,197

priceline.com, Inc.(NON)	247	294,397

		1,045,801
Internet software and services (4.4%)

58.Com, Inc. ADR (China)(NON)	802	33,387

Akamai Technologies, Inc.(NON)	729	42,435

eBay, Inc.(NON)	6,213	343,206

Facebook, Inc. Class A(NON)	7,755	467,161

Google, Inc. Class A(NON)	1,063	1,184,724

Qihoo 360 Technology Co., Ltd. ADR (China)(NON)(S)	506	50,387

Tencent Holdings, Ltd. (China)	1,340	93,299

Yahoo!, Inc.(NON)	5,197	186,572

Yandex NV Class A (Russia)(NON)(S)	2,273	68,622

		2,469,793
IT Services (2.1%)

Cognizant Technology Solutions Corp.(NON)	2,412	122,071

Computer Sciences Corp.	2,630	159,957

Fidelity National Information Services, Inc.	2,595	138,703

MasterCard, Inc. Class A	3,766	281,320

Visa, Inc. Class A	2,326	502,090

		1,204,141
Leisure products (0.3%)

Brunswick Corp.	1,691	76,585

Hasbro, Inc.(S)	1,561	86,823

		163,408
Life sciences tools and services (0.8%)

PerkinElmer, Inc.	2,689	121,166

Thermo Fisher Scientific, Inc.	2,558	307,574

WuXi pharmaTech Cayman, Inc. ADR (China)(NON)	658	24,254

		452,994
Machinery (—%)

Joy Global, Inc.(S)	417	24,186

		24,186
Media (4.0%)

CBS Corp. Class B (non-voting shares)	5,788	357,698

Comcast Corp. Class A	10,126	506,503

DIRECTV(NON)	3,145	240,341

DISH Network Corp. Class A(NON)	2,225	138,417

Liberty Global PLC Ser. C (United Kingdom)(NON)	10,907	444,024

Madison Square Garden Co. (The) Class A(NON)	2,828	160,574

Time Warner Cable, Inc.	458	62,828

Twenty-First Century Fox, Inc.	3,477	111,160

Walt Disney Co. (The)	3,015	241,411

		2,262,956
Metals and mining (0.7%)

Alcoa, Inc.	1,690	21,750

ArcelorMittal SA (France)	630	10,175

BHP Billiton PLC (United Kingdom)	525	16,140

Constellium NV Class A (Netherlands)(NON)	646	18,960

Freeport-McMoRan Copper & Gold, Inc. (Indonesia)	3,229	106,783

Hi-Crush Partners LP (Units)	842	33,949

Newmont Mining Corp.	328	7,688

Nucor Corp.	1,095	55,341

Southern Copper Corp. (Peru)	415	12,081

Steel Dynamics, Inc.	705	12,542

U.S. Silica Holdings, Inc.(S)	1,548	59,087

Yamana Gold, Inc. (Canada)	3,247	28,509

		383,005
Multi-utilities (0.9%)

Ameren Corp.	1,603	66,044

CMS Energy Corp.	1,078	31,564

Dominion Resources, Inc.	1,552	110,176

NiSource, Inc.	1,017	36,134

PG&E Corp.	3,486	150,595

Sempra Energy	1,064	102,953

		497,466
Multiline retail (0.6%)

Dollar General Corp.(NON)	2,432	134,927

Macy's, Inc.	3,006	178,226

		313,153
Oil, gas, and consumable fuels (7.8%)

Anadarko Petroleum Corp.	2,429	205,882

Cabot Oil & Gas Corp.	4,255	144,159

Cheniere Energy, Inc.(NON)	2,216	122,656

CONSOL Energy, Inc.	1,258	50,257

Energy Transfer Equity LP	1,943	90,835

EOG Resources, Inc.	2,574	504,942

EP Energy Corp. Class A(NON)(S)	8,534	167,010

Exxon Mobil Corp.	14,456	1,412,062

Gaztransport Et Technigaz SA (France)(NON)	1,299	84,092

Marathon Oil Corp.	11,190	397,469

MPLX LP (Partnership shares)	1,964	96,216

QEP Resources, Inc.	11,269	331,759

Royal Dutch Shell PLC ADR (United Kingdom)	4,794	350,250

Suncor Energy, Inc. (Canada)	11,656	407,494

Valero Energy Corp.	1,064	56,498

		4,421,581
Paper and forest products (0.2%)

International Paper Co.	2,102	96,440

		96,440
Personal products (0.7%)

Coty, Inc. Class A(S)	25,445	381,166

		381,166
Pharmaceuticals (6.2%)

AbbVie, Inc.	8,433	433,456

Actavis PLC(NON)	2,132	438,872

Allergan, Inc.	2,024	251,178

AstraZeneca PLC ADR (United Kingdom)	2,843	184,454

Bristol-Myers Squibb Co.	9,185	477,161

Eli Lilly & Co.	5,288	311,252

Johnson & Johnson	5,569	547,043

Merck & Co., Inc.	7,783	441,841

Pfizer, Inc.	10,966	352,228

Sanofi ADR (France)(S)	2,471	129,184

		3,566,669
Professional services (0.3%)

Nielsen Holdings NV	3,410	152,188

		152,188
Real estate investment trusts (REITs) (2.2%)

Alexandria Real Estate Equities, Inc.	256	18,575

Altisource Residential Corp. (Virgin Islands)	3,780	119,297

American Campus Communities, Inc.	837	31,262

American Tower Corp.	2,990	244,791

AvalonBay Communities, Inc.	988	129,744

Equity Lifestyle Properties, Inc.	1,175	47,764

Gaming and Leisure Properties, Inc.	3,038	110,765

General Growth Properties	2,334	51,348

Plum Creek Timber Co., Inc.	366	15,387

Prologis, Inc.	2,231	91,092

Public Storage	371	62,510

Simon Property Group, Inc.	689	112,996

Ventas, Inc.	2,232	135,192

Vornado Realty Trust	737	72,639

		1,243,362
Real estate management and development (0.3%)

CBRE Group, Inc. Class A(NON)	2,491	68,328

RE/MAX Holdings, Inc. Class A(NON)	3,506	101,078

		169,406
Road and rail (1.0%)

Genesee & Wyoming, Inc. Class A(NON)	1,447	140,822

Union Pacific Corp.	2,150	403,469

YRC Worldwide, Inc.(NON)	606	13,635

		557,926
Semiconductors and semiconductor equipment (1.5%)

Applied Materials, Inc.	3,503	71,531

Avago Technologies, Ltd.	1,793	115,487

Broadcom Corp. Class A	286	9,003

Himax Technologies, Inc. ADR (Taiwan)	1,776	20,460

Intel Corp.	9,477	244,601

Lam Research Corp.(NON)	951	52,305

Micron Technology, Inc.(NON)	7,460	176,504

NXP Semiconductor NV(NON)	1,051	61,809

Texas Instruments, Inc.	1,493	70,395

		822,095
Software (3.3%)

Adobe Systems, Inc.(NON)	1,547	101,700

ANSYS, Inc.(NON)	210	16,174

Electronic Arts, Inc.(NON)(S)	1,700	49,317

Intuit, Inc.	936	72,755

Mentor Graphics Corp.	968	21,315

Microsoft Corp.	17,214	705,602

Oracle Corp.	15,571	637,010

Red Hat, Inc.(NON)	3,041	161,112

ServiceNow, Inc.(NON)(S)	665	39,847

Synopsys, Inc.(NON)	751	28,846

		1,833,678
Specialty retail (2.3%)

Bed Bath & Beyond, Inc.(NON)(S)	2,888	198,694

Five Below, Inc.(NON)(S)	2,785	118,307

Gap, Inc. (The)	2,373	95,062

GNC Holdings, Inc. Class A	942	41,467

Home Depot, Inc. (The)	5,997	474,543

Office Depot, Inc.(NON)	25,396	104,885

TJX Cos., Inc. (The)	4,496	272,682

		1,305,640
Technology hardware, storage, and peripherals (4.7%)

Apple, Inc.	3,851	2,066,986

Hewlett-Packard Co.	3,578	115,784

NetApp, Inc.	1,775	65,498

SanDisk Corp.	1,948	158,158

Seagate Technology PLC(S)	1,628	91,428

Western Digital Corp.	1,869	171,612

		2,669,466
Textiles, apparel, and luxury goods (1.4%)

Hanesbrands, Inc.	1,385	105,925

Michael Kors Holdings, Ltd.(NON)(S)	1,364	127,220

NIKE, Inc. Class B	4,106	303,269

Tumi Holdings, Inc.(NON)	11,865	268,505

		804,919
Tobacco (2.9%)

Altria Group, Inc.	17,545	656,709

Philip Morris International, Inc.	12,102	990,791

		1,647,500
Trading companies and distributors (0.1%)

WESCO International, Inc.(NON)	781	64,995

		64,995
Water utilities (0.1%)

American Water Works Co., Inc.	1,190	54,026

		54,026
Wireless telecommunication services (0.1%)

Vodafone Group PLC ADR (United Kingdom)	2,092	77,007

		77,007

Total common stocks (cost $45,904,313)		$56,024,561

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

United Technologies Corp. $3.75 cv. pfd.	1,172	$78,020

Total convertible preferred stocks (cost $58,600)		$78,020

SHORT-TERM INVESTMENTS (4.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	2,195,888	$2,195,888

U.S. Treasury Bills with an effective yield of 0.10%, February 5, 2015	$62,000	61,944

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015	62,000	61,956

U.S. Treasury Bills with an effective yield of 0.10%, July 24, 2014	13,000	12,998

Total short-term investments (cost $2,332,779)		$2,332,786

TOTAL INVESTMENTS

Total investments (cost $48,295,692)(b)		$58,435,367

FORWARD CURRENCY CONTRACTS at 3/31/14 (aggregate face value $4,237,292) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Sell	6/18/14	$1,246,142	$1,247,991	$1,849
	Swiss Franc	Buy	6/18/14	151,443	150,795	648
Citibank, N.A.
	British Pound	Buy	6/18/14	165,286	165,160	126
	Euro	Sell	6/18/14	1,554,496	1,554,642	146
Credit Suisse International
	Swiss Franc	Sell	6/18/14	118,392	117,872	(520)
Deutsche Bank AG
	Euro	Buy	6/18/14	208,965	208,760	205
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/16/14	498,877	515,827	16,950
State Street Bank and Trust Co.
	Euro	Buy	6/18/14	276,462	276,245	217

Total						$19,621

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through March 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $56,282,218.
(b)	The aggregate identified cost on a tax basis is $48,646,926, resulting in gross unrealized appreciation and depreciation of $10,297,797 and $509,356, respectively, or net unrealized appreciation of $9,788,441.
(NON)	Non-income-producing security.
Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$18,136	$2,641,572	$2,659,708	$53	$—
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $2,195,888, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,164,986.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $555 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $520 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$7,713,068	$—	$—
Consumer staples	4,889,690	—	—
Energy	5,574,277	44,429	—
Financials	9,195,372	98,700	—
Health care	7,859,765	—	—
Industrials	5,187,887	139,052	—
Information technology	10,249,860	93,299	—
Materials	2,393,844	—	—
Telecommunication services	890,864	—	—
Utilities	1,694,454	—	—
Total common stocks	55,649,081	375,480	—
Convertible preferred stocks	78,020	—	—
Short-term investments	—	2,332,786	—

Totals by level	$55,727,101	$2,708,266	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$19,621	$—

Totals by level	$—	$19,621	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$20,141	$520

Total	$20,141	$520

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$3,900,000

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	Forward currency contracts#	$2,497	$272	$—	$205	$16,950	$217	$20,141

	Total Assets	$2,497	$272	$—	$205	$16,950	$217	$20,141
	Liabilities:
	Forward currency contracts#	$—	$—	$520	$—	$—	$—	$520

	Total Liabilities	$—	$—	$520	$—	$—	$—	$520

	Total Financial and Derivative Net Assets	$2,497	$272	$(520)	$205	$16,950	$217	$19,621
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$2,497	$272	$(520)	$205	$16,950	$217	$19,621

†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2014